Contents of Significant Accounts - Summary of Stock Held by Associates (Detail) - shares shares in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Stock Held By Associates [Line Items]
Number of shares in entity held by its subsidiaries or associates	900,941	900,961
HSUN CHIEH [member]
Disclosure Of Stock Held By Associates [Line Items]
Number of shares in entity held by its subsidiaries or associates	441,371	441,371
SIS [member]
Disclosure Of Stock Held By Associates [Line Items]
Number of shares in entity held by its subsidiaries or associates	266,580	266,580
YANN YUAN [member]
Disclosure Of Stock Held By Associates [Line Items]
Number of shares in entity held by its subsidiaries or associates	192,963	192,963
UNIMICRON and its Subsidiaries [member]
Disclosure Of Stock Held By Associates [Line Items]
Number of shares in entity held by its subsidiaries or associates	27	47